Financial Instruments with Preferred Rights - Movements of Financial Instruments with Preferred Rights (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Share-based compensation to additional Series C preferred shareholder			¥ 19,655
Change in fair value due to foreign currency translation recognized in other comprehensive income	¥ 114,877	¥ (37,038)	47,032
Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Beginning balance		2,071,508	643,008
Issuance of Series C Preferred Shares			923,247
Change in fair value recognized in profit or loss		674,269	579,286
Share-based compensation to additional Series C preferred shareholder			19,655
Change in fair value due to foreign currency translation recognized in other comprehensive income		(2,152)	(93,688)
Converted to ordinary shares upon IPO		¥ (2,743,625)
Ending balance			¥ 2,071,508